Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Schedule of dividends and distributions
The following table shows the character of distributions the Company paid on a percentage basis during the years ended December 31, 2012, 2011 and 2010:

Character of Distributions (unaudited):	2012	2011	2010
Ordinary dividends	38%	36%	35%
Nontaxable distributions	62%	47%	65%
Capital gain distributions	—%	17%	—%
Total	100%	100%	100%